Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Disclosure of detailed information about financial instruments
The following table shows the carrying amounts and fair values of the Company’s financial assets and financial liabilities, including their levels in the fair value hierarchy. It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value.

	Carrying amount				Fair value

December 31, 2020	Assets at amortized cost	Fair value through profit and loss	Liabilities at amortized cost	Total	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value

Derivative assets	$-	$185	$-	$185	$-	$185	$-	$185

	$-	$185	$-	$185

Financial assets not measured at fair value

Cash	$35,152	$-	$-	$35,152	35,152	-	-	35,152

Restricted cash	15,019	-	-	15,019	15,019	-	-	15,019

Amounts receivable	797	-	-	797	797	-	-	797

	$50,968	$-	$-	$50,968

Financial liabilities not measured at fair value

Accounts payable and accrued liabilities	$-	$-	$41,010	$41,010	41,010	-	-	41,010

Dunebridge revolving credit facility	-	-	31,813	31,813	-	31,813	-	31,813

Secured notes payable	-	-	374,706	374,706	329,632	-	-	329,632

	$-	$-	$447,529	$447,529

	Carrying amount				Fair value

December 31, 2019	Assets at amortized cost	Fair value through profit and loss	Liabilities at amortized cost	Total	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value

Derivative assets	$-	$787	$-	$787	$-	$787	$-	$787

	$-	$787	$-	$787

Financial assets not measured at fair value

Cash	$34,751	$-	$-	$34,751	34,751	-	-	34,751

Amounts receivable	1,688	-	-	1,688	1,688	-	-	1,688

	$36,439	$-	$-	$36,439

Financial liabilities not measured at fair value

Accounts payable and accrued liabilities	$-	$-	$47,319	$47,319	47,319	-	-	47,319

Secured notes payable	-	-	378,869	378,869	378,083	-	-	378,083

	$-	$-	$426,188	$426,188

Disclosure of detailed information about financial liabilities and capital commitments including contractual obligations
The following table summarizes the contractual maturities of the Company’s significant financial liabilities and capital commitments, including contractual obligations:

	Less than	1 to 3	4 to 5	After 5
	1 Year	Years	Years	Years	Total
Gahcho Kué Diamond Mine commitments	$4,058	$-	$-	$-	$4,058
Gahcho Kué Diamond Mine decommissioning fund	10,000	20,000	10,000	-	40,000
Dunebridge revolving credit facility - Principal	31,813	-	-	-	31,813
Dunebridge revolving credit facility - Interest	1,193	-	-	-	1,193
Notes payable - Principal	-	381,674	-	-	381,674
Notes payable - Interest	30,958	30,958	-	-	61,916
	$78,022	$432,632	$10,000	$-	$520,654

Disclosure of detailed information about net assets (liabilities)
As at December 31, 2020 and 2019, the Company had cash, derivative assets, accounts payable and accrued liabilities, the Dunebridge revolving credit facility and the secured notes payable that are in U.S. dollars. The Canadian dollar equivalent is as follows:

	December 31,	December 31,

	2020	2019

Cash	$33,703	$31,682

Derivative assets	185	200

Accounts payable and accrued liabilities	(2,538)	(3,346)

Dunebridge revolving credit facility	(31,813)	-

Secured notes payable	(381,674)	(389,262)

Total	$(382,137)	$(360,726)